Long-term Investment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term Investment
Changes in fair value of long-term investments	$ 115	$ 14	$ (7,791)
Impairment loss/ (reversal)	$ 53	261	$ 15,537
Investment and recorded a gain		$ 451